UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21549


                          Energy Income and Growth Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: November 30
                                               -----------


             Date of reporting period: July 1, 2008 - June 30, 2009
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Proxy Voting Record


                                        MEETING                                                     MGMT     VOTE     FOR/AGAINST
COMPANY             TICKER  SECURITY ID DATE        AGENDA ITEM                          PROPONENT  REC      CAST     MGMT
Copano Energy LLC   CPNO    217202100   5/14/2009   Elect Director James G. Crump        Mgmt       For      For      For
Copano Energy LLC   CPNO    217202100   5/14/2009   Elect Director Ernie L. Danner       Mgmt       For      For      For
Copano Energy LLC   CPNO    217202100   5/14/2009   Elect Director John R. Eckel, Jr.    Mgmt       For      For      For
Copano Energy LLC   CPNO    217202100   5/14/2009   Elect Director Scott A. Griffiths    Mgmt       For      For      For
Copano Energy LLC   CPNO    217202100   5/14/2009   Elect Director Michael L. Johnson    Mgmt       For      For      For
Copano Energy LLC   CPNO    217202100   5/14/2009   Elect Director T. William Porter     Mgmt       For      For      For
Copano Energy LLC   CPNO    217202100   5/14/2009   Elect Director William L. Thacker    Mgmt       For      For      For
Copano Energy LLC   CPNO    217202100   5/14/2009   Amend Omnibus Stock Plan             Mgmt       For      For      For
Copano Energy LLC   CPNO    217202100   5/14/2009   Ratify Auditors                      Mgmt       For      For      For

Enbridge Inc.       ENB     29250N105   5/6/2009    Elect Director David A. Arledge      Mgmt       For      For      For
Enbridge Inc.       ENB     29250N105   5/6/2009    Elect Director James J. Blanchard    Mgmt       For      For      For
                                                    Elect Director J. Lorne
Enbridge Inc.       ENB     29250N105   5/6/2009    Braithwaite                          Mgmt       For      For      For
Enbridge Inc.       ENB     29250N105   5/6/2009    Elect Director Patrick D. Daniel     Mgmt       For      For      For
Enbridge Inc.       ENB     29250N105   5/6/2009    Elect Director J. Herb England       Mgmt       For      For      For
Enbridge Inc.       ENB     29250N105   5/6/2009    Elect Director David A. Leslie       Mgmt       For      For      For
Enbridge Inc.       ENB     29250N105   5/6/2009    Elect Director George K. Petty       Mgmt       For      For      For
Enbridge Inc.       ENB     29250N105   5/6/2009    Elect Director Charles E. Shultz     Mgmt       For      For      For
Enbridge Inc.       ENB     29250N105   5/6/2009    Elect Director Dan C. Tutcher        Mgmt       For      For      For
Enbridge Inc.       ENB     29250N105   5/6/2009    Elect Director Catherine L. Williams Mgmt       For      For      For
                                                    Approve PricewaterhouseCoopers
                                                    LLP as Auditors and Authorize
Enbridge Inc.       ENB     29250N105   5/6/2009    Board to Fix Their Remuneration      Mgmt       For      For      For
                                                    Report on Environmental
                                                    Liabilities Relating to Gateway
Enbridge Inc.       ENB     29250N105   5/6/2009    Project Pipeline                     ShrHoldr   Against  Against  For
                                                    Report on Costs and Benefits of
                                                    Policy on Free Prior and
                                                    Informed Consent of Aboriginal
Enbridge Inc.       ENB     29250N105   5/6/2009    Communities                          ShrHoldr   Against  For      Against

                                                    APPROVAL OF THE TERMS OF THE
Energy Transfer                                     ENERGY TRANSFER PARTNERS, L.P.
Partners L P        ETP     29273R109   12/16/2008  2008 LONG-TERM INCENTIVE PLAN        Mgmt       For      For      For

Keyera
Facilities                                          Ratify Deloitte & Touche LLP as
Income Fund         KEY.U   493272108   5/5/2009    Auditors of the Fund                 Mgmt       For      For      For
Keyera                                              Elect James V. Bertram as
Facilities                                          Director of Keyera Energy
Income Fund         KEY.U   493272108   5/5/2009    Management Ltd                       Mgmt       For      For      For
Keyera                                              Elect Robert B. Catell as
Facilities                                          Director of Keyera Energy
Income Fund         KEY.U   493272108   5/5/2009    Management Ltd                       Mgmt       For      For      For
Keyera                                              Elect Michael B.C. Davies as
Facilities                                          Director of Keyera Energy
Income Fund         KEY.U   493272108   5/5/2009    Management Ltd                       Mgmt       For      For      For
Keyera
Facilities                                          Elect Nancy M. Laird as Director
Income Fund         KEY.U   493272108   5/5/2009    of Keyera Energy Management Ltd      Mgmt       For      For      For
Keyera                                              Elect E. Peter Lougheed as
Facilities                                          Director of Keyera Energy
Income Fund         KEY.U   493272108   5/5/2009    Management Ltd                       Mgmt       For      For      For
Keyera                                              Elect Donald J. Nelson as
Facilities                                          Director of Keyera Energy
Income Fund         KEY.U   493272108   5/5/2009    Management Ltd                       Mgmt       For      For      For
Keyera                                              Elect H. Neil Nichols as
Facilities                                          Director of Keyera Energy
Income Fund         KEY.U   493272108   5/5/2009    Management Ltd                       Mgmt       For      For      For
Keyera                                              Elect William R. Stedman as
Facilities                                          Director of Keyera Energy
Income Fund         KEY.U   493272108   5/5/2009    Management Ltd                       Mgmt       For      For      For
Keyera                                              Elect Wesley R. Twiss as
Facilities                                          Director of Keyera Energy
Income Fund         KEY.U   493272108   5/5/2009    Management Ltd                       Mgmt       For      For      For
Keyera
Facilities
Income Fund         KEY.U   493272108   5/5/2009    Amend Declaration of Trust           Mgmt       For      For      For
Keyera
Facilities
Income Fund         KEY.U   493272108   5/5/2009    Amend Declaration of Trust           Mgmt       For      For      For
Keyera
Facilities
Income Fund         KEY.U   493272108   5/5/2009    Amend Declaration of Trust           Mgmt       For      For      For
Keyera
Facilities
Income Fund         KEY.U   493272108   5/5/2009    Amend Declaration of Trust           Mgmt       For      For      For

MAGELLAN
MIDSTREAM HLDGS
L P                 MGG     55907R108   4/23/2009   Elect Director Patrick C. Eilers     Mgmt       For      For      For
MAGELLAN
MIDSTREAM HLDGS
L P                 MGG     55907R108   4/23/2009   Elect Director Patrick C. Eilers     Mgmt       For      For      For
Magellan
Midstream                                           Elect Director George A.
Partners LP         MMP     559080106   4/22/2009   O'Brien, Jr.                         Mgmt       For      For      For
Magellan
Midstream                                           Elect Director George A.
Partners LP         MMP     559080106   4/22/2009   O'Brien, Jr.                         Mgmt       For      For      For

NGP Capital
Resources Company   NGPC    62912R107   5/13/2009   Elect Director David R. Albin        Mgmt       For      For      For
NGP Capital
Resources Company   NGPC    62912R107   5/13/2009   Elect Director Lon C. Kile           Mgmt       For      For      For
NGP Capital                                         Approve Issuance of
Resources Company   NGPC    62912R107   5/13/2009   Warrants/Convertible Debentures      Mgmt       For      For      For

Nustar GP                                           Elect Director James F.
Holdings LLC        NSH     67059L102   4/30/2009   Clingman, Jr.                        Mgmt       For      For      For
Nustar GP
Holdings LLC        NSH     67059L102   4/30/2009   Ratify Auditors                      Mgmt       For      For      For

Oneok, Inc.         OKE     682680103   5/21/2009   Elect Director James C. Day          Mgmt       For      For      For
Oneok, Inc.         OKE     682680103   5/21/2009   Elect Director Julie H. Edwards      Mgmt       For      For      For
Oneok, Inc.         OKE     682680103   5/21/2009   Elect Director William L. Ford       Mgmt       For      For      For
Oneok, Inc.         OKE     682680103   5/21/2009   Elect Director John W. Gibson        Mgmt       For      For      For
Oneok, Inc.         OKE     682680103   5/21/2009   Elect Director David L. Kyle         Mgmt       For      For      For
Oneok, Inc.         OKE     682680103   5/21/2009   Elect Director Bert H. Mackie        Mgmt       For      For      For
Oneok, Inc.         OKE     682680103   5/21/2009   Elect Director Jim W. Mogg           Mgmt       For      For      For
Oneok, Inc.         OKE     682680103   5/21/2009   Elect Director Pattye L. Moore       Mgmt       For      For      For
Oneok, Inc.         OKE     682680103   5/21/2009   Elect Director Gary D. Parker        Mgmt       For      For      For
                                                    Elect Director Eduardo A.
Oneok, Inc.         OKE     682680103   5/21/2009   Rodriguez                            Mgmt       For      For      For
                                                    Elect Director David J.
Oneok, Inc.         OKE     682680103   5/21/2009   Tippeconnic                          Mgmt       For      For      For
Oneok, Inc.         OKE     682680103   5/21/2009   Ratify Auditors                      Mgmt       For      For      For

PENN Virginia
Resource
Partners, L.P.      PVR     707884102   1/14/2009   Amend Omnibus Stock Plan             Mgmt       For      For      For

Spectra Energy
Corp.               SE      847560109   5/7/2009    Declassify the Board of Directors    Mgmt       For      For      For
Spectra Energy
Corp.               SE      847560109   5/7/2009    Elect Director Gregory L. Ebel       Mgmt       For      For      For
Spectra Energy
Corp.               SE      847560109   5/7/2009    Elect Director Peter B. Hamilton     Mgmt       For      For      For
Spectra Energy                                      Elect Director Michael E. J.
Corp.               SE      847560109   5/7/2009    Phelps                               Mgmt       For      For      For
Spectra Energy
Corp.               SE      847560109   5/7/2009    Ratify Auditors                      Mgmt       For      For      For

The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Elect Director Irl F. Engelhardt     Mgmt       For      For      For
The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Elect Director William E. Green      Mgmt       For      For      For
The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Elect Director W. R. Howell          Mgmt       For      For      For
The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Elect Director George A. Lorch       Mgmt       For      For      For
The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Ratify Auditors                      Mgmt       For      For      For
The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Declassify the Board of Directors    ShrHoldr   Against  For      Against
The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Elect Director Irl F. Engelhardt     Mgmt       For      For      For
The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Elect Director William E. Green      Mgmt       For      For      For
The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Elect Director W. R. Howell          Mgmt       For      For      For
The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Elect Director George A. Lorch       Mgmt       For      For      For
The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Ratify Auditors                      Mgmt       For      For      For
The Williams
Companies, Inc.     WMB     969457100   5/21/2009   Declassify the Board of Directors    ShrHoldr   Against  For      Against

UGI Corp.           UGI     902681105   1/27/2009   Elect Director S.D. Ban              Mgmt       For      For      For
UGI Corp.           UGI     902681105   1/27/2009   Elect Director R.C. Gozon            Mgmt       For      For      For
UGI Corp.           UGI     902681105   1/27/2009   Elect Director L.R. Greenberg        Mgmt       For      For      For
UGI Corp.           UGI     902681105   1/27/2009   Elect Director M.O. Schlanger        Mgmt       For      For      For
UGI Corp.           UGI     902681105   1/27/2009   Elect Director A. Pol                Mgmt       For      For      For
UGI Corp.           UGI     902681105   1/27/2009   Elect Director E.E. Jones            Mgmt       For      For      For
UGI Corp.           UGI     902681105   1/27/2009   Elect Director J.L. Walsh            Mgmt       For      For      For
UGI Corp.           UGI     902681105   1/27/2009   Elect Director R.B. Vincent          Mgmt       For      For      For
UGI Corp.           UGI     902681105   1/27/2009   Elect Director M.S. Puccio           Mgmt       For      For      For
UGI Corp.           UGI     902681105   1/27/2009   Ratify Auditors                      Mgmt       For      For      For

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               ENERGY INCOME AND GROWTH FUND
                           -----------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2009
                           -------------------------

* Print the name and title of each signing officer under his or her signature.